Income taxes (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets
Deferred and refundable income taxes	$ 877	$ 979	$ 1,044
Noncurrent deferred and refundable income taxes	456	1,863	2,005
Total deferred tax assets	1,333	2,842	3,049
Deferred tax liabilities
Other current liabilities	86	66	69
Other liabilities	447	484	559
Deferred income taxes-net	$ 800	$ 2,292	$ 2,421